Fixed Assets, Net (Details) - Schedule of Fixed Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 16,319,662	$ 18,929,099
Less: accumulated depreciation	(3,366,946)	(3,452,727)
Less: impairment of mining machines		(1,690,028)
Fixed assets, net	12,952,716	13,786,344
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets		2,585,119
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	16,000,000	16,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,402	38,329
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 281,260	$ 305,651